Financial risk - Coverage from collateral held (Details)	Sep. 30, 2019	Sep. 30, 2018
Neither past due nor impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		85.90%
Partially secured (as a percent)		6.80%
Unsecured (as a percent)		7.30%
Total (as a percentage)		100.00%
Neither past due nor impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		97.50%
Partially secured (as a percent)		0.60%
Unsecured (as a percent)		1.90%
Total (as a percentage)		100.00%
Neither past due nor impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		55.80%
Partially secured (as a percent)		22.90%
Unsecured (as a percent)		21.30%
Total (as a percentage)		100.00%
Past due but not impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		85.80%
Partially secured (as a percent)		7.50%
Unsecured (as a percent)		6.70%
Total (as a percentage)		100.00%
Past due but not impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		94.60%
Partially secured (as a percent)		2.00%
Unsecured (as a percent)		3.40%
Total (as a percentage)		100.00%
Past due but not impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		52.80%
Partially secured (as a percent)		28.20%
Unsecured (as a percent)		19.00%
Total (as a percentage)		100.00%
Impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		51.80%
Partially secured (as a percent)		10.80%
Unsecured (as a percent)		37.40%
Total (as a percentage)		100.00%
Impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		72.80%
Partially secured (as a percent)		10.00%
Unsecured (as a percent)		17.20%
Total (as a percentage)		100.00%
Impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		32.00%
Partially secured (as a percent)		11.50%
Unsecured (as a percent)		56.50%
Total (as a percentage)		100.00%
Performing loans
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	85.90%
Partially secured (as a percent)	6.30%
Unsecured (as a percent)	7.80%
Total (as a percentage)	100.00%
Performing loans | Housing
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	100.00%
Total (as a percentage)	100.00%
Performing loans | Personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	7.90%
Partially secured (as a percent)	29.90%
Unsecured (as a percent)	62.20%
Total (as a percentage)	100.00%
Performing loans | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	59.60%
Partially secured (as a percent)	19.30%
Unsecured (as a percent)	21.10%
Total (as a percentage)	100.00%
Non-performing loans
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	73.30%
Partially secured (as a percent)	17.00%
Unsecured (as a percent)	9.70%
Total (as a percentage)	100.00%
Non-performing loans | Housing
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	90.30%
Partially secured (as a percent)	9.70%
Total (as a percentage)	100.00%
Non-performing loans | Personal
Loan portfolio, coverage from collateral held
Partially secured (as a percent)	38.20%
Unsecured (as a percent)	61.80%
Total (as a percentage)	100.00%
Non-performing loans | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	49.50%
Partially secured (as a percent)	29.20%
Unsecured (as a percent)	21.30%
Total (as a percentage)	100.00%
Parent Entity | Neither past due nor impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		87.50%
Partially secured (as a percent)		5.60%
Unsecured (as a percent)		6.90%
Total (as a percentage)		100.00%
Parent Entity | Neither past due nor impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		98.10%
Partially secured (as a percent)		0.30%
Unsecured (as a percent)		1.60%
Total (as a percentage)		100.00%
Parent Entity | Neither past due nor impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		57.80%
Partially secured (as a percent)		20.40%
Unsecured (as a percent)		21.80%
Total (as a percentage)		100.00%
Parent Entity | Past due but not impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		87.30%
Partially secured (as a percent)		6.30%
Unsecured (as a percent)		6.40%
Total (as a percentage)		100.00%
Parent Entity | Past due but not impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		95.70%
Partially secured (as a percent)		1.50%
Unsecured (as a percent)		2.80%
Total (as a percentage)		100.00%
Parent Entity | Past due but not impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		54.70%
Partially secured (as a percent)		25.00%
Unsecured (as a percent)		20.30%
Total (as a percentage)		100.00%
Parent Entity | Impaired
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		52.20%
Partially secured (as a percent)		9.80%
Unsecured (as a percent)		38.00%
Total (as a percentage)		100.00%
Parent Entity | Impaired | Loans - housing and personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		76.40%
Partially secured (as a percent)		6.50%
Unsecured (as a percent)		17.10%
Total (as a percentage)		100.00%
Parent Entity | Impaired | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)		28.50%
Partially secured (as a percent)		13.10%
Unsecured (as a percent)		58.40%
Total (as a percentage)		100.00%
Parent Entity | Performing loans
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	86.70%
Partially secured (as a percent)	5.70%
Unsecured (as a percent)	7.60%
Total (as a percentage)	100.00%
Parent Entity | Performing loans | Housing
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	100.00%
Total (as a percentage)	100.00%
Parent Entity | Performing loans | Personal
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	8.60%
Partially secured (as a percent)	31.10%
Unsecured (as a percent)	60.30%
Total (as a percentage)	100.00%
Parent Entity | Performing loans | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	60.10%
Partially secured (as a percent)	18.20%
Unsecured (as a percent)	21.70%
Total (as a percentage)	100.00%
Parent Entity | Non-performing loans
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	75.10%
Partially secured (as a percent)	16.10%
Unsecured (as a percent)	8.80%
Total (as a percentage)	100.00%
Parent Entity | Non-performing loans | Housing
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	90.10%
Partially secured (as a percent)	9.90%
Total (as a percentage)	100.00%
Parent Entity | Non-performing loans | Personal
Loan portfolio, coverage from collateral held
Partially secured (as a percent)	34.10%
Unsecured (as a percent)	65.90%
Total (as a percentage)	100.00%
Parent Entity | Non-performing loans | Loans - business
Loan portfolio, coverage from collateral held
Fully secured (as a percent)	54.00%
Partially secured (as a percent)	27.40%
Unsecured (as a percent)	18.60%
Total (as a percentage)	100.00%